Warranties - Accrued Warranty Classified in Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Guarantees [Abstract]
Current liabilities	$ 19,012	$ 22,693		$ 18,153
Other long-term liabilities	16,067	16,115		10,300
Total warranty liability	$ 35,079	$ 38,808	$ 39,288	$ 28,453	$ 34,316